CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
ASSETS
Cash and cash equivalents (Note 5)	$ 511.1	$ 253.0
Receivables	65.9	71.1
Prepaid expenses and other (Note 7)	39.4	37.1
Current assets	616.4	361.2
Royalty, stream and working interests, net (Note 8)	3,939.2	3,668.3
Investments (Note 6)	203.1	147.4
Deferred income tax assets (Note 17)	14.5	21.3
Other assets (Note 9)	15.2	23.4
Total assets	4,788.4	4,221.6
LIABILITIES
Accounts payable and accrued liabilities (Note 10)	21.5	21.0
Current income tax liabilities	1.1	16.6
Current liabilities	22.6	37.6
Deferred income tax liabilities (Note 17)	60.3	37.5
Total liabilities	82.9	75.1
SHAREHOLDERS' EQUITY (Note 18)
Common shares	5,107.8	4,666.2
Contributed surplus	14.2	41.6
Deficit	(310.0)	(336.8)
Accumulated other comprehensive loss	(106.5)	(224.5)
Total shareholders' equity	4,705.5	4,146.5
Total liabilities and shareholders' equity	$ 4,788.4	$ 4,221.6